Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
14.	INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and subsidiary of VIEs in the PRC. It also has subsidiaries mainly in the United States, Hong Kong, Singapore, Japan, France and Taiwan.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

The United States

Cheetah Mobile America and MobPartner Inc. are incorporated in the United States and are subject to 21% federal income tax in United States and 8.84% state income tax in California. On December 22, 2017, President Trump signed into law H.R. 1 (introduced as the Tax Cuts and Jobs Act) (the “New U.S. Tax Law”). The corporate income tax is permanently reduced from 35% to 21% in the New U.S. Tax Law, which took effect from January 1, 2018.

Hong Kong

Cheetah Technology, HK Zoom, Cheetah Information, Hong Kong LiveMe and Cheetah Mobile Hong Kong are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5%.

Singapore

Cheetah Mobile Singapore is incorporated in Singapore and is subject to Singapore corporate income tax rate of 17% in 2015. Started from 2016, the Singapore Economic Development Board provides a tax holiday of a reduced corporate tax rate at 5% on incremental income from qualifying activities to Cheetah Mobile Singapore for ten years from 2016 to 2025 under the Development Expansion Incentive scheme.

Japan

Kingsoft Japan is incorporated in Japan with paid-in capital in excess of JPY100 million and is subject to a national corporate income tax rate of 23.4% and 23.2% since April 1, 2016 and April 1, 2018. The subsidiary of Kingsoft Japan with paid-in capital of no more than JPY100 million is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million from April 1, 2018. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.

France

MobPartner is incorporated in France and are subject to French corporate tax rate of 33.33%.

Taiwan

Taiwan Cheetah is incorporated in Taiwan and is subject to corporate tax rate of 20%, with effect from January 1, 2018.

PRC

The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Zhuhai Juntian, Beijing Security, Beijing Mobile, Beijing Network, Conew Network, Lewo Wuxian, Moxiu Technology and Beijing Kingsoft Cheetah Technology Co., Ltd being qualified as High New Technology Enterprise (“HNTE”) are entitled to the preferential income tax rate of 15% for three years.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Guangzhou Cheetah Network Technology Co., Ltd. being qualified as new software development enterprises, started its 2+3 tax holidays from 2017.

Without the tax holidays, the Group’s income tax expenses would have increased by RMB31,470, RMB67,934 and RMB58,121 (US$8,453) for the years ended December 31, 2016, 2017 and 2018, respectively. The impacts of the tax holidays and preferential tax rates on the basic (losses) earnings per share were an increase of RMB0.0227, RMB0.0487 and RMB0.0414 (US$0.0060) for the years ended December 31, 2016, 2017 and 2018, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

(Loss) Income before income taxes consists of:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
PRC	(54,764)	242,820	142,077	20,664
Non-PRC	(14,132)	1,190,445	1,127,646	164,010

Total	(68,896)	1,433,265	1,269,723	184,674

The current and deferred portions of income tax (benefits) expenses included in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expenses	41,243	82,908	108,935	15,844
Deferred income tax (benefits) expenses	(53,432)	(25,306)	8,065	1,173

Income tax (benefits) expenses for the year	(12,189)	57,602	117,000	17,017

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
(Loss) Income before income tax	(68,896)	1,433,265	1,269,723	184,674
Income tax (benefit) expense computed at the PRC statutory tax rate of 25%	(17,224)	358,316	317,431	46,168
Effect of different tax rates in different jurisdictions	(18,988)	(119,565)	(192,671)	(28,023)
Effect of tax holiday and preferential tax rates	(20,969)	(80,671)	(61,434)	(8,935)
Research and development super-deduction	(54,081)	(50,223)	(90,521)	(13,166)
Non-taxable income(i)	(6,484)	(188,139)	(46,031)	(6,695)
Non-deductible expenses(ii)	81,569	71,039	22,561	3,282
Effect of change in tax rate	5,009	7,279	1,176	171
Outside basis difference on investment	(2,847)	9,808	41,386	6,019
Withholding tax and others	10,962	18,149	55,712	8,103
Changes in valuation allowance	10,864	31,609	69,391	10,093

Income tax (benefits) expenses	(12,189)	57,602	117,000	17,017

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	93,295	174,058	25,316
Equity investment loss	16,160	19,297	2,807
Provision for doubtful accounts	8,132	15,520	2,257
Intangible assets and accrued expenses	6,653	9,029	1,313
Deferred revenue	1,924	2,321	338
Government subsidies	1,647	615	89
Share-based compensation	1,056	151	22
Others	758	8,933	1,299
Less: valuation allowance	71,983	141,028	20,512

Deferred tax assets	57,642	88,896	12,929

Deferred tax liabilities:
Outside basis difference on investment	68,069	110,222	16,031
Long-lived assets arising from business acquisitions	5,324	69	10

Deferred tax liabilities	73,393	110,291	16,041

The Group operates through several subsidiaries, VIEs and subsidiary of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2017, and 2018, the Group’s total deferred tax assets before valuation allowances were RMB129,625 and RMB229,924 (US$33,441) respectively. As of December 31, 2017 and 2018, the Group recorded valuation allowances of RMB71,983 and RMB141,028 (US$20,512), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB726,019 and RMB 820,099 (US$119,278) on December 31, 2017 and 2018, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB36,301 to RMB72,602 and RMB41,005 (US$5,964) to RMB82,010 (US$11,928) as of December 31, 2017 and 2018, respectively.

As of December 31, 2018, the Group had taxable losses of approximately RMB959,938 (US$139,617) deriving from entities in the PRC, Hong Kong, USA, Taiwan and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from 2019 to 2028; the Taiwan taxable loss will not expire until 2028, the Hong Kong, France, USA and Singapore taxable loss can be carried forward without an expiration date.

Unrecognized tax benefits

As of December 31, 2017 and 2018, the Group had unrecognized tax benefits of RMB63,252 and RMB76,208 (US$11,084), of which RMB29,629 and RMB35,455 (US$5,157), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB33,623 and RMB40,753 (US$5,927), respectively were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2017 and 2018 were primarily related to the tax-deduction of share-based compensation expenses and other expenses. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2017, and 2018, there are RMB33,623 and RMB40,753 (US$5,927) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2017	2018
	RMB	RMB	US$
Balance at January 1	61,557	63,252	9,200
Additions based on tax positions related to current year	3,004	12,956	1,884
Reversal based on tax positions related to prior years	(1,309)	—	—

Balance at December 31	63,252	76,208	11,084

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2017 and 2018, the Group recognized approximately RMB5,226 and RMB6,540 (US$951) in interest. The Group had approximately RMB10,209 and RMB16,749 (US$2,436) accrued interest as of December 31, 2017 and 2018, respectively.

As of December 31, 2018, the tax years ended December 31, 2013 through 2018 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2014 through 2018 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities.